Summary of Significant Accounting Policies - Summary of Assets Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning Balance	$ 1,589,350
Included in net loss
Realized losses on dispositions	(3,100)	$ (4,400)	$ (13,200)
Ending Balance	852,461	1,589,350
Fair Value, Recurring Basis | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning Balance	1,388,280
Dispositions	(438,092)
Included in net loss
Foreign currency exchange	(93,260)
Realized losses on dispositions	(4,418)
Unrealized loss	(49)
Ending Balance	$ 852,461	$ 1,388,280